Provisions	12 Months Ended
Dec. 31, 2018
Provisions
Provisions

Note 27 Provisions

	2018
		Rented		Claims and
		buildings,		guarantees		Pension and
	Dismantling	fiber and		for divested	Other	similar
	costs	cables	Disputes	operations	provisions	commitments	Total
Provisions as of January 1	847	29	2	54	36	112	1,080
Provisions in acquired companies	—	—	—	—	266	268	534
Provisions directly associated with assets classified as held for sale	(176)	—	(5)	—	(7)	—	(188)
Additional provisions	39	1	2	—	157	15	214
Utilized/paid provisions	(2)	(13)	—	(15)	(40)	—	(70)
Reversed unused provisions	(7)	—	—	(1)	—	—	(8)
Effect from discounting	29	—	—	—	—	—	29
Changed inflation and discount rate	82	—	—	—	—	—	82
Exchange rate differences	18	—	3	1	—	—	22
Total provisions as of December 31	830	17	2	39	412	395	1,695

In connection with the merger with Com Hem a provision of SEK 266 million was recognized for an unfavourable fixed-price contract for the supply of transmission. The provision amounted to SEK 226 million as of December 31, 2018 and will be released over the contract period ending December 31, 2024. In addition, other provisions consist of a court case regarding copy right levies of SEK 157 (2017: 24) million.

	2017
		Rented		Claims and
		buildings,		guarantees		Pension and
	Dismantling	fiber and		for divested	Other	similar
	costs	cables	Disputes	operations	provisions	commitments	Total
Provisions as of January 1	1,071	45	3	75	6	110	1,310
Provisions in divested companies	(31)	—	—	—	—	—	(31)
Provisions directly associated with assets classified as held for sale	(173)	—	(78)	—	—	—	(251)
Additional provisions	57	—	78	18	30	2	185
Utilized/paid provisions	(5)	(16)	—	(40)	—	—	(61)
Reversed unused provisions	—	—	(2)	—	—	—	(2)
Effect from discounting	23	—	—	—	—	—	23
Changed inflation and discount rate	(96)	—	—	—	—	—	(96)
Exchange rate differences	1	—	1	1	—	—	3
Total provisions as of December 31	847	29	2	54	36	112	1,080

	2016
		Rented		Claims and
		buildings,		guarantees		Pension and
	Dismantling	fiber and		for divested	Other	similar
	costs	cables	Disputes	operations	provisions	commitments	Total
Provisions as of January 1	765	12	12	72	—	59	920
Provisions in acquired companies	51	31	—	—	—	—	82
Additional provisions	113	6	—	1	6	51	177
Utilized/paid provisions	(10)	(1)	—	—	—	—	(11)
Reversed unused provisions	(2)	(3)	(10)	—	—	—	(15)
Effect from discounting	26	—	—	—	—	—	26
Changed inflation and discount rate	102	—	—	—	—	—	102
Exchange rate differences	26	—	1	2	—	—	29
Total provisions as of December 31	1,071	45	3	75	6	110	1,310

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Provisions, current	224	97	134
Provisions, non-current	1,471	983	1,176
Total provisions	1,695	1,080	1,310

Provisions are expected to fall due for payment according to below:

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Within 1 year	224	97	134
Within 1 - 3 years	22	35	76
Within 3 - 5 years	88	2	26
More than 5 years	1,361	946	1,074
Total provisions	1,695	1,080	1,310

Dismantling costs refer to dismantling and restoration of mobile and fixed network sites. Remaining provision as of December 31, 2018 is expected to be fully utilized during the coming 30 years.